Meridian Fund, Inc.

100 Fillmore Street, Suite 325

Denver, CO 80206

November 2, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Meridian Fund, Inc. (the “Corporation”)
File Nos. 002-90949 and 811-04014

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Corporation hereby certifies that the forms of Prospectuses and Statement of Additional Information for the Corporation, each dated October 31, 2023, do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 67 to the Corporation’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on October 27, 2023 via EDGAR (Accession No.0001193125-23-265110).

Staff is kindly requested to address any comments on this filing to counsel to the Corporation, Peter H. Schwartz, at (303) 892-7381.

Very truly yours,

/s/ Nick McMordie
Nick McMordie
Vice President and Secretary
Meridian Fund, Inc.

cc: Peter Schwartz, Esq., Davis Graham & Stubbs LLP